COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 2,986.4	$ 3,083.8	$ 2,716.3
Expenses:
Direct operating	1,886.7	2,207.9	1,922.1
Distribution and marketing	462.3	304.2	315.2
General and administration	349.2	387.0	342.7
Depreciation and amortization	15.6	17.9	18.1
Restructuring and other	132.9	27.2	6.3
Total expenses	2,846.7	2,944.2	2,604.4
Operating income	139.7	139.6	111.9
Interest expense	(222.5)	(162.6)	(115.0)
Interest and other income	19.2	6.4	28.0
Other expense	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(1.3)	(1.3)	(3.4)
Gain on investments, net	3.5	44.0	1.3
Equity interests income (loss)	8.7	0.5	(3.0)
Income (loss) before income taxes	(72.7)	5.4	11.2
Income tax provision	(34.2)	(14.3)	(17.3)
Net loss	(106.9)	(8.9)	(6.1)
Less: Net loss attributable to noncontrolling interests	13.4	8.6	17.2
Net income (loss) attributable to Parent	$ (93.5)	$ (0.3)	$ 11.1
Per share information attributable to Lionsgate Studios Corp. shareholders:
Basic net income (loss) per common share	$ (0.42)	$ 0	$ 0.04
Diluted net income (loss) per common share	$ (0.42)	$ 0	$ 0.04
Weighted average number of common shares outstanding:
Basic	253.4	253.4	253.4
Diluted	253.4	253.4	253.4
Nonrelated Party
Revenue	$ 2,440.5	$ 2,308.3	$ 2,068.1
Related Party
Revenue	$ 545.9	$ 775.5	$ 648.2